UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS RREEF Global Real Estate Securities Fund

	Shares	Value ($)

Common Stocks 96.7%
Australia 9.2%
Abacus Property Group	2,198,527	2,676,763
Aspen Group	2,305,086	3,558,839
Becton Property Group	911,560	1,843,852
Charter Hall Group	2,848,660	3,656,424
Commonwealth Property Office Fund	874,885	1,066,872
Dexus Property Group	635,256	988,723
FKP Property Group	426,989	1,116,820
Goodman Group	2,110,085	8,359,680
GPT Group	2,340,612	7,038,356
ING Industrial Fund (Units)	779,055	1,516,513
Macquarie CountryWide Trust	279,549	300,118
Macquarie Leisure Trust Group	1,383,769	3,194,593
Stockland	1,391,785	8,439,301

Valad Property Group	2,293,753	2,044,259
Westfield Group	1,651,911	26,975,162

(Cost $90,942,381)		72,776,275
Austria 0.4%
Conwert Immobilien Invest AG* (Cost $3,217,528)	170,000	2,858,708
Brazil 1.2%
Brasil Brokers Participacoes*	750	523,598
Construtora Tenda SA*	550,900	2,511,654
Iguatemi Empresa de Shopping Centers SA	204,350	2,969,696
Multiplan Empreendimentos Imobiliarios SA*	293,350	3,209,848

(Cost $9,827,770)		9,214,796
Canada 1.1%
Allied Properties Real Estate Investment Trust	110,300	2,090,053
Boardwalk Real Estate Investment Trust	93,250	3,452,190
Chartwell Seniors Housing Real Estate Investment Trust	311,150	2,803,972

(Cost $9,549,167)		8,346,215
Channel Islands 0.4%
Aseana Properties Ltd.*	1,500,000	1,364,988
Camper & Nicholsons Marina Investments Ltd.*	1,500,000	1,786,186

(Cost $3,344,112)		3,151,174
China 1.0%
Guangzhou R&F Properties Co., Ltd. “H”	1,246,600	3,312,159
Shui On Land Ltd.	5,143,000	4,870,135

(Cost $7,096,399)		8,182,294
Finland 0.8%
Sponda Oyj	275,000	3,590,150
Technopolis Oyj	325,000	2,899,424

(Cost $6,751,365)		6,489,574
France 4.5%
Fonciere des Murs	50,000	1,893,796
Fonciere des Regions	20,000	2,943,984
Icade	30,000	4,470,225
Societe de la Tour Eiffel	16,000	2,380,386
Unibail-Rodamco (a)	56,067	14,448,670
Unibail-Rodamco (a)	36,933	9,485,242

(Cost $34,746,010)		35,622,303
Germany 0.6%
IVG Immobilien AG	130,000	3,635,500
Magnat Real Estate Opportunities GmbH & Co.*	700,000	1,215,430

(Cost $6,682,539)		4,850,930
Hong Kong 14.9%
C C Land Holdings Ltd.	744,000	722,110
China Overseas Land & Investment Ltd.	7,052,000	12,985,252
China Resources Land Ltd.	4,139,000	7,225,667
Hang Lung Properties Ltd.	2,950,000	10,543,051
Henderson Land Development Co., Ltd.	1,535,500	11,076,392
Hongkong Land Holdings Ltd.	2,791,000	11,574,631
Kerry Properties Ltd.	1,326,146	8,086,971
New World China Land Ltd.	1,900,000	1,212,099
New World Development Co., Ltd.	5,738,839	13,884,540
Sun Hung Kai Properties Ltd.	2,614,000	40,864,552

(Cost $113,647,616)		118,175,265

India 0.2%
DLF Ltd.	70,000	1,133,654
Peninsula Land Ltd.	231,696	515,215

(Cost $2,218,844)		1,648,869
Japan 12.5%
AEON Mall Co., Ltd.	111,500	3,132,050
Japan Real Estate Investment Corp.	975	11,370,396
Mitsubishi Estate Co., Ltd.	1,443,000	35,141,516
Mitsui Fudosan Co., Ltd.	1,326,000	26,984,006
Nippon Building Fund, Inc.	850	10,853,524
Sumitomo Realty & Development Co., Ltd.	614,000	11,079,173

(Cost $117,864,389)		98,560,665
Luxembourg 0.1%
Orco Property Group (Cost $1,303,142)	10,000	895,998
Malaysia 0.4%
IGB Corp. Bhd.	2,700,000	1,331,045
SP Setia Bhd.	1,328,000	1,553,823
Sunrise Bhd.	531,880	363,260

(Cost $4,866,484)		3,248,128
Netherlands 0.5%
Corio NV	25,000	2,190,164
Eurocommercial Properties NV (CVA)	35,000	1,955,292

(Cost $4,126,890)		4,145,456
Norway 0.4%
Norwegian Property ASA	128,861	1,113,666
Scandinavian Property Development ASA*	350,000	1,924,455

(Cost $3,935,487)		3,038,121
Philippines 0.3%
Megaworld Corp. (Cost $1,233,229)	35,000,000	2,072,100
Russia 0.1%
Sistema Hals (GDR) (REG S)* (a)	100,000	716,000
Sistema Hals (GDR) (REG S)* (a)	50,000	358,189

(Cost $1,778,750)		1,074,189
Singapore 3.9%
Allgreen Properties Ltd.	2,818,000	2,534,984
Ascendas India Trust	3,757,253	2,850,553
Ascendas Real Estate Investment Trust	1,903,000	3,318,722
Capitaland Ltd.	2,340,000	10,915,052
CapitaMall Trust	2,800,000	7,095,716
CDL Hospitality Trusts	747,000	1,127,620
City Developments Ltd.	374,000	3,003,627

(Cost $31,554,532)		30,846,274
South Africa 0.5%
Growthpoint Properties Ltd. (Units)	1,300,000	2,189,753
Madison Property Fund Managers Holdings Ltd. (Units)	1,500,000	1,575,011

(Cost $4,303,084)		3,764,764
Sweden 0.8%
Hufvudstaden AB "A"	220,000	2,314,631
Klovern AB	500,000	2,037,150
Lennart Wallenstam Byggnads AB "B"	100,000	2,027,469

(Cost $5,850,235)		6,379,250
Switzerland 0.6%
PSP Swiss Property AG* (Cost $4,293,549)	75,000	5,063,284

United Kingdom 7.7%
A&J Mucklow Group PLC	82,270	571,519
Big Yellow Group PLC	355,000	3,062,328
British Land Co. PLC	270,000	4,915,301
Capital & Regional PLC	65,000	708,355
Derwent London PLC	170,000	5,123,572
Equest Balkan Properties PLC	700,000	1,104,267
Great Portland Estates PLC	380,000	3,992,712
Hammerson PLC	300,000	6,631,661
Hirco PLC*	400,000	2,542,185
Land Securities Group PLC	405,000	12,127,056
London & Stamford Property Ltd.*	1,125,000	2,281,546
Mapeley Ltd.	44,231	1,239,966
Northern European Properties Ltd.	1,190,138	1,521,070
Safestore Holdings Ltd.	900,000	2,875,518
Segro PLC	420,000	4,233,561
South African Property Opportunities PLC*	1,500,000	3,155,595
Terrace Hill Group PLC	2,000,000	2,094,259
Unite Group PLC	450,701	2,929,248

(Cost $72,010,560)		61,109,719
United States 34.6%
Apartment Investment & Management Co. "A" (REIT)	103,076	3,691,152
AvalonBay Communities, Inc. (REIT)	195,975	18,915,507
BioMed Realty Trust, Inc. (REIT)	318,450	7,607,770
Boston Properties, Inc. (REIT)	163,800	15,081,066
BRE Properties, Inc. (REIT)	159,400	7,262,264
Brookfield Properties Corp.	148,900	2,875,259
Camden Property Trust (REIT)	78,650	3,948,230
Colonial Properties Trust (REIT)	121,000	2,910,050
Digital Realty Trust, Inc. (REIT)	206,100	7,316,550
Douglas Emmett, Inc. (REIT)	135,950	2,999,057
Equity Lifestyle Properties, Inc. (REIT)	124,400	6,141,628
Equity Residential (REIT)	186,650	7,744,108
Federal Realty Investment Trust (REIT)	138,300	10,780,485
General Growth Properties, Inc. (REIT)	507,375	19,366,504
HCP, Inc. (REIT)	201,475	6,811,870
Host Hotels & Resorts, Inc. (REIT)	751,650	11,966,268
LTC Properties, Inc. (REIT)	46,945	1,206,956
Maguire Properties, Inc. (REIT)	24,550	351,311
Medical Properties Trust, Inc. (REIT)	163,000	1,845,160
Nationwide Health Properties, Inc. (REIT)	234,075	7,900,031
Post Properties, Inc. (REIT)	81,350	3,141,737
ProLogis (REIT)	334,650	19,697,499
Public Storage (REIT)	205,250	18,189,255
Regency Centers Corp. (REIT)	185,400	12,006,504
Saul Centers, Inc. (REIT)	29,476	1,480,874
Senior Housing Properties Trust (REIT)	193,250	4,580,025
Simon Property Group, Inc. (REIT)	293,150	27,236,566
Starwood Hotels & Resorts Worldwide, Inc.	57,300	2,965,275
Tanger Factory Outlet Centers, Inc. (REIT)	152,800	5,878,216
Taubman Centers, Inc. (REIT)	94,650	4,931,265
The Macerich Co. (REIT)	51,775	3,638,229
Ventas, Inc. (REIT)	105,625	4,743,619
Vornado Realty Trust (REIT)	217,717	18,769,383

(Cost $297,234,305)		273,979,673

Total Common Stocks (Cost $838,378,367)		765,494,024

	Principal Amount (EUR)	Value ($)

Corporate Bonds 0.0%
Germany
Colonia Real Estate AG, 1.875%, 12/7/2011 (Cost $167,927)	126,000	137,598
	Shares	Value ($)

Closed End Investment Companies 0.9%
Luxembourg 0.4%
ProLogis European Properties (Cost $2,915,860)	200,000	3,170,343
United Kingdom 0.5%
ARGO Real Estate Opportunities Fund Ltd.*	2,000,000	3,094,348
Eurocastle Investment Ltd.	49,135	590,077

(Cost $5,593,208)		3,684,425

Total Closed End Investment Companies (Cost $8,509,068)		6,854,768
Cash Equivalents 1.9%
Cash Management QP Trust, 2.84% (b) (Cost $15,158,427)	15,158,427	15,158,427
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $862,213,789) †	99.5	787,644,817
Other Assets and Liabilities, Net	0.5	3,869,263

Net Assets	100.0	791,514,080
Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $880,621,399. At March 31, 2008, net unrealized depreciation for all securities based on tax cost was $92,976,582. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,747,959 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $113,724,541.

*		Non-income producing security.
(a)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
CVA: Certificaten Van Aandelen
GDR: Global Depositary Receipt
REIT: Real Estate Investment Trust

At March 31, 2008, the DWS RREEF Global Real Estate Securities Fund had the following real estate sector diversification:

		As a % of
Sector	Market Value ($)	Common Stocks
Diversified	378,901,270	49.5%
Office	107,862,480	14.1%
Shopping Centers	71,327,176	9.3%
Regional Malls	55,172,564	7.2%
Apartments	49,520,176	6.5%
Industrials	24,423,860	3.2%
Health Care	29,891,633	3.9%
Storage	24,127,101	3.2%

Hotels	14,931,543	1.9%
Manufactured Homes	6,141,628	0.8%
Leisure Equipment & Products	3,194,593	0.4%
Total Common Stocks	765,494,024	100.0%

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 306,699,110
Level 2 - Other Significant	480,945,707
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 787,644,817

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 14, 2008